SHARE CAPITAL - Schedule of Warrants and Finder's Warrants Outstanding (Details)	6 Months Ended
Oct. 31, 2023 Share $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Feb. 03, 2026
Exercise price $ | $ / shares	$ 23.07
Remaining life (year)	2 years 3 months 3 days
Warrants outstanding | Share	130,111